                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANIES

Investment Company Act file number:                  811-08587

Exact name of registrant as specified in charter:    Jennison 20/20 Focus Fund

Address of principal executive offices:              Gateway Center 3
                                                     100 Mulberry Street
                                                     Newark, New Jersey 07102

Name and address of agent for service:               Marguerite Morrison
                                                     Gateway Center 3
                                                     100 Mulberry Street
                                                     Newark, New Jersey 07102

Registrant's telephone number, including area code:  973-367-7525

Date of fiscal year end:                             January 31, 2004

Date of reporting period:                            July 31, 2003

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Item 1 -- Reports to Stockholders

Jennison
20/20 Focus Fund

Formerly known as Prudential 20/20 Focus Fund

JULY 31, 2003               SEMIANNUAL REPORT

FUND TYPE
Large-capitalization stock

OBJECTIVE
Long-term growth of capital

This report is not authorized for
distribution to prospective investors
unless preceded or accompanied by
a current prospectus.

The views expressed in this report
and information about the Fund's
portfolio holdings are for the period
covered by this report and are subject
to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company
of America.

JennisonDrydenMutualFunds

Dear Shareholder,                 September 15, 2003

Stocks and bonds often move in opposite directions.
Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed on bonds, particularly U.S. Treasury securities.
Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Jennison 20/20 Focus
Fund in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Jennison 20/20 Focus Fund

                                         Jennison 20/20 Focus Fund  1

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Your Fund's Performance

Fund Objective

The investment objective of the Jennison 20/20 Focus
Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1 as of 7/31/03

                                    Six Months   One Year    Five Years    Since Inception2
Class A                               15.65%       9.53%       13.70%          12.33%
Class B                               15.06        8.63         9.45            7.92
Class C                               15.06        8.63         9.45            7.92
Class Z                               15.74        9.67        15.10           13.60
S&P 500 Index3                        16.78       10.64        -5.16           -6.17
Russell 1000 Index4                   17.42       11.19        -3.05           -4.22
Lipper Multi-Cap Core Funds Avg.5     17.16       11.04         6.27            3.02

Average Annual Total Returns1 as of 6/30/03

                                        One Year    Since Inception2
Class A                                  -8.72%          0.83%
Class B                                  -9.45           0.91
Class C                                  -6.59           0.87
Class Z                                  -3.67           2.10
S&P 500 Index3                            0.25          -1.61
Russell 1000 Index4                       0.95          -1.25
Lipper Multi-Cap Core Funds Avg.5        -0.42          -0.29

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception date: 7/1/98. 3The Standard &
Poor's 500 Composite Stock Price Index (S&P 500
Index) is an unmanaged index of 500 stocks of large
U.S. public companies. It gives a broad look at how stock prices in the United States have performed.
4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. 5The Lipper Multi-Cap Core Funds
Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-
Cap Core Funds category. Funds in the Lipper Multi-
Cap Core Funds category invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market

2    Visit our website at www.jennisondryden.com

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capitalizations (on a three-year weighted basis)
above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P
SuperComposite 1500 Index. Investors cannot invest directly in an index. The returns for the S&P 500
Index, the Russell 1000 Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Top Five Value Holdings expressed as a percentage of net assets as of 7/31/03

XL Capital Ltd. (Class A)
Insurance                                               5.8%
------------------------------------------------------------
Xerox Corp.
Office Electronics                                       4.0
------------------------------------------------------------
Schlumberger, Ltd.
Energy Equipment & Services                              3.6
------------------------------------------------------------
Liberty Media Corp. (Class A)
Media                                                     3.5
------------------------------------------------------------
News Corp. Ltd. (Australia) (ADR)
Media                                                    3.5
------------------------------------------------------------

Top Five Growth Holdings expressed as a percentage of net assets as of 7/31/03

Amgen, Inc.
Biotechnology                                            3.0%
------------------------------------------------------------
Microsoft Corp.
Software                                                 3.0
------------------------------------------------------------
Cisco Systems, Inc.
Communications Equipment                                 3.0
------------------------------------------------------------
Merrill Lynch & Co., Inc.
Capital Markets                                          2.9
------------------------------------------------------------
Kohl's Corp.
Multiline Retail                                         2.8
------------------------------------------------------------
Holdings are subject to change.

Top Five Industries expressed as a percentage of net assets as of 7/31/03

Insurance                                               13.2%
------------------------------------------------------------
Energy Equipment & Services                             11.2
------------------------------------------------------------
Semiconductors & Semiconductor                           6.6
------------------------------------------------------------
Specialty Retail                                         4.9
------------------------------------------------------------
Paper & Forest Products                                  4.3
------------------------------------------------------------
Industries are subject to change.

                                Jennison 20/20 Focus Fund   3

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Portfolio of Investments
as of July 31, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
 SHARES                DESCRIPTION                                        VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  97.8%
 COMMON STOCKS  94.3%
 AEROSPACE & DEFENSE  3.5%
 -----------------------------------------------------------------------------------
       224,000         Northrop Grumman Corp.                            $    20,661,760
 BIOTECHNOLOGY  4.1%
 -----------------------------------------------------------------------------------
       256,800         Amgen, Inc.(a)                                         17,868,144
        74,300         Genentech, Inc.(a)                                      5,999,725
                                                                         ---------------
                                                                              23,867,869
 CAPITAL MARKETS  2.9%
 -----------------------------------------------------------------------------------
       318,100         Merrill Lynch & Co., Inc.                              17,295,097
 COMMUNICATIONS EQUIPMENT  3.0%
 -----------------------------------------------------------------------------------
       895,200         Cisco Systems, Inc.(a)                                 17,474,304
 COMPUTERS & PERIPHERALS  2.9%
 -----------------------------------------------------------------------------------
       820,500         Hewlett-Packard Co.                                    17,369,985
 CONTAINERS & PACKAGING  0.1%
 -----------------------------------------------------------------------------------
        15,600         Temple-Inland, Inc.                                       723,684
 CONSUMER FINANCE  2.5%
 -----------------------------------------------------------------------------------
       338,200         American Express Co.                                   14,938,294
 DIVERSIFIED FINANCIALS  1.9%
 -----------------------------------------------------------------------------------
       247,600         Citigroup, Inc.                                        11,092,480
 DIVERSIFIED TELECOMMUNICATION SERVICES  1.5%
 -----------------------------------------------------------------------------------
       350,600         BellSouth Corp.                                         8,929,782
 ENERGY EQUIPMENT & SERVICES  11.2%
 -----------------------------------------------------------------------------------
       396,800         BJ Services Co.(a)                                     13,590,400
       549,800         ENSCO International, Inc.                              13,783,486
       781,200         GlobalSantaFe Corp. (Cayman Islands)                   17,381,700
       473,600         Schlumberger, Ltd.                                     21,345,152
                                                                         ---------------
                                                                              66,100,738
 HEALTHCARE EQUIPMENT & SUPPLIES  1.8%
 -----------------------------------------------------------------------------------
       170,100         Boston Scientific Corp.(a)                             10,755,423

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com


 -----------------------------------------------------------------------------------
 SHARES                DESCRIPTION                                        VALUE (NOTE 1)
 HOTELS RESTAURANTS & LEISURE  4.1%
 -----------------------------------------------------------------------------------
       208,200         Marriott International, Inc. (Class A)            $     8,557,020
       562,800         Starbucks Corp.(a)                                     15,381,324
                                                                         ---------------
                                                                              23,938,344
 INSURANCE  13.2%
 -----------------------------------------------------------------------------------
       287,600         Allstate Corp.                                         10,937,428
       208,200         American International Group, Inc.                     13,366,440
       371,500         Hartford Financial Services Group, Inc.                19,388,585
       426,400         XL Capital Ltd. (Cayman Islands) (Class A)             33,898,800
                                                                         ---------------
                                                                              77,591,253
 MEDIA  8.0%
 -----------------------------------------------------------------------------------
       162,100         Knight-Ridder, Inc.                                    11,124,923
     1,875,000         Liberty Media Corp. (Class A)(a)                       20,793,750
       353,200         Viacom, Inc. (Class B)(a)                              15,371,264
                                                                         ---------------
                                                                              47,289,937
 MULTILINE RETAIL  2.8%
 -----------------------------------------------------------------------------------
       280,300         Kohl's Corp.(a)                                        16,635,805
 OFFICE ELECTRONICS  4.0%
 -----------------------------------------------------------------------------------
     2,181,500         Xerox Corp.(a)                                         23,560,200
 PAPER & FOREST PRODUCTS  4.3%
 -----------------------------------------------------------------------------------
       555,000         Boise Cascade Corp.                                    13,758,450
       517,000         Georgia-Pacific Corp.                                  11,296,450
                                                                         ---------------
                                                                              25,054,900
 PHARMACEUTICALS  3.4%
 -----------------------------------------------------------------------------------
       143,700         Allergan, Inc.                                         11,564,976
       155,400         Merck & Co., Inc.                                       8,590,512
                                                                         ---------------
                                                                              20,155,488
 SEMICONDUCTORS & SEMICONDUCTOR  6.6%
 -----------------------------------------------------------------------------------
       637,500         Intel Corp.                                            15,905,625
       221,100         KLA-Tencor Corp.(a)                                    11,419,815
       621,000         Texas Instruments, Inc.                                11,718,270
                                                                         ---------------
                                                                              39,043,710

                                              See Notes to Financial Statements.
                                                     Jennison 20/20 Focus Fund 5

Portfolio of Investments
as of July 31, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
 SHARES                DESCRIPTION                                        VALUE (NOTE 1)
 SOFTWARE  4.1%
 -----------------------------------------------------------------------------------
       663,700         Microsoft Corp.                                   $    17,521,680
       105,800         Synopsys, Inc.(a)                                       6,613,558
                                                                         ---------------
                                                                              24,135,238
 SPECIALTY RETAIL  4.9%
 -----------------------------------------------------------------------------------
       393,500         Bed Bath & Beyond, Inc.(a)                             15,224,515
       398,700         Tiffany & Co.                                          13,699,332
                                                                         ---------------
                                                                              28,923,847
 TOBACCO  3.5%
 -----------------------------------------------------------------------------------
       515,200         Altria Group, Inc.                                     20,613,152
                                                                         ---------------
                       Total common stocks (cost $511,935,371)               556,151,290
 PREFERRED STOCK  3.5%
 MEDIA
 -----------------------------------------------------------------------------------
                       News Corp. Ltd. (Australia) (ADR)
       806,500          (cost $17,349,343)                                    20,678,660
                                                                         ---------------
                       Total long-term investments (cost $529,284,714)       576,829,950
                                                                         ---------------
 SHORT-TERM INVESTMENT  1.7%
 MUTUAL FUND
 -----------------------------------------------------------------------------------
                       Dryden Core Investment Fund - Taxable Money
                        Market Series
     9,912,503          (cost $9,912,503; Note 3)                              9,912,503
                                                                         ---------------
                       TOTAL INVESTMENTS  99.5%
                        (COST $539,197,217; NOTE 5)                          586,742,453
                       Other assets in excess of liabilities  0.5%             2,772,730
                                                                         ---------------
                       NET ASSETS  100%                                  $   589,515,183
                                                                         ---------------
                                                                         ---------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities
as of July 31, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value (cost $539,197,217)                                 $586,742,453
 Cash                                                                             5,308
 Receivable for investments sold                                             12,517,284
 Receivable for Fund shares sold                                                895,648
 Dividends and interest receivable                                              216,276
 Prepaid expenses                                                                   712
                                                                           ------------
 TOTAL ASSETS                                                               600,377,681
                                                                           ------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for investments purchased                                            8,648,197
 Payable for Fund shares reacquired                                             973,686
 Accrued expenses                                                               491,200
 Management fee payable                                                         375,582
 Distribution fee payable                                                       373,833
                                                                           ------------
 TOTAL LIABILITIES                                                           10,862,498
                                                                           ------------
 NET ASSETS                                                                $589,515,183
                                                                           ------------
                                                                           ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Shares of beneficial interest, at par                                  $     65,049
    Paid-in capital in excess of par                                        725,022,194
                                                                           ------------
                                                                            725,087,243
    Net investment loss                                                      (1,680,419)
    Accumulated net realized loss on investments                           (181,436,877)
    Net unrealized appreciation on investments                               47,545,236
                                                                           ------------
 NET ASSETS, JULY 31, 2003                                                 $589,515,183
                                                                           ------------
                                                                           ------------


 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($163,230,772 / 17,538,353 shares of beneficial interest issued and
 outstanding)                                                                   $9.31
 Maximum sales charge (5% of offering price)                                      .49
                                                                                -----
 Maximum offering price to public                                               $9.80
                                                                                -----
                                                                                -----
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($331,107,297 / 37,019,876 shares of beneficial interest issued and
 outstanding)                                                                   $8.94
                                                                                -----
                                                                                -----
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($67,959,213 / 7,598,456 shares of beneficial interest issued and
 outstanding)                                                                   $8.94
 Sales charge (1% of offering price)                                              .09
                                                                                -----
 Offering price to public                                                       $9.03
                                                                                -----
                                                                                -----
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($27,217,901 / 2,892,278 shares of beneficial interest issued and
 outstanding)                                                                   $9.41
                                                                                -----
                                                                                -----

                                              See Notes to Financial Statements.
                                                     Jennison 20/20 Focus Fund 7

Statement of Operations
Six Months Ended July 31, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Dividends (net of foreign withholding taxes of $11,689)                   $ 3,329,986
                                                                           -----------
 Expenses
 Management fee                                                              2,087,742
 Distribution fee--Class A                                                     188,270
 Distribution fee--Class B                                                   1,572,545
 Distribution fee--Class C                                                     323,237
 Transfer agent's fees and expenses                                            736,000
 Custodian's fees and expenses                                                  45,000
 Reports to shareholders                                                        15,000
 Audit fee                                                                      14,000
 Registration fees                                                              13,000
 Trustees' fees                                                                  9,000
 Legal fees and expenses                                                         6,000
 Miscellaneous                                                                     611
                                                                           -----------
 TOTAL EXPENSES                                                              5,010,405
                                                                           -----------
 NET INVESTMENT LOSS                                                        (1,680,419)
                                                                           -----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized loss on investments                                           (5,008,627)
 Net change in unrealized appreciation on investments                       86,393,826
                                                                           -----------
 Net gain on investments                                                    81,385,199
                                                                           -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $79,704,780
                                                                           -----------
                                                                           -----------

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets
For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                        SIX MONTHS              YEAR
                                                           ENDED               ENDED
                                                       JULY 31, 2003      JANUARY 31, 2003
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment loss                                   $  (1,680,419)      $   (5,143,143)
 Net realized loss on investments                         (5,008,627)         (91,413,260)
 Net change in unrealized appreciation
 (depreciation) on investments                            86,393,826          (98,810,332)
                                                     -----------------    ----------------
 Net increase (decrease) in net assets resulting
 from operations                                          79,704,780         (195,366,735)
                                                     -----------------    ----------------
 FUND SHARE TRANSACTIONS (NET OF SHARE
    CONVERSIONS) (NOTE 6)
 Net proceeds from shares sold                            25,336,897           84,658,401
 Cost of shares reacquired                               (67,918,595)        (197,058,497)
                                                     -----------------    ----------------
 Net decrease in net assets from Fund share
 transactions                                            (42,581,698)        (112,400,096)
                                                     -----------------    ----------------
 Total increase (decrease)                                37,123,082         (307,766,831)
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                     552,392,101          860,158,932
                                                     -----------------    ----------------
 End of period                                         $ 589,515,183       $  552,392,101
                                                     -----------------    ----------------
                                                     -----------------    ----------------

                                              See Notes to Financial Statements.
                                                     Jennison 20/20 Focus Fund 9

Notes to Financial Statements
(Unaudited)

Jennison 20/20 Focus Fund (the 'Fund'), formerly known as the Prudential 20/20 Focus Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in up to 40 equity securities of U.S. companies that are selected by the Fund's two portfolio managers (up to 20 by each) as having strong capital appreciation potential.

NOTE 1. ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the subadviser, to be over-the-counter are valued by an independent pricing agent or more then one principal market maker (if available, otherwise a principal market maker or a primary market dealer). Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the Manager or subadviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadviser.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and 10 Visit our website at www.jennisondryden.com accretion of discounts on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2. AGREEMENTS
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC ('Jennison' or 'subadviser'). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund's average daily net assets up to and including $1 billion and .70 of 1% of such average daily net assets in excess of $1 billion.

Two Jennison portfolio managers manage approximately 50% of the Fund's assets. In general, in order to maintain an approximately equal division of assets between
                                                    Jennison 20/20 Focus Fund 11
the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the portfolio's assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, of the average daily net assets of Class A, Class B and Class C shares, respectively, for the six months ended July 31, 2003.

PIMS has advised the Fund that it has received approximately $61,400 and $15,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended July 31, 2003. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $319,900 and $6,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA

12 Visit our website at www.jennisondryden.com is to serve as an alternative source of funds to facilitate capital share redemptions. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended July 31, 2003.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended July 31, 2003, the Fund incurred fees of approximately $576,900 for the services of PMFS. As of July 31, 2003, approximately $80,500 of such fees were due to PMFS.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $80,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), was approximately $78,500 for the six months ended July 31, 2003. As of July 31, 2003, approximately $12,600 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential.

The Fund invested in the Taxable Money Market Series ('the Series'), a portfolio of Dryden Core Investment Fund (formerly known as Prudential Core Investment
Fund), pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended July 31, 2003, the Fund earned income of approximately $121,400 from the Series by investing its excess cash.

NOTE 4. PORTFOLIO SECURITIES
Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2003 aggregated $233,003,323 and $273,947,374, respectively.
                                                    Jennison 20/20 Focus Fund 13

NOTE 5. TAX INFORMATION
For federal income tax purposes, the Fund had a capital loss carryforward as of January 31, 2003 of approximately $140,749,000 of which $71,441,000 expires in 2010 and $69,308,000 expires in 2011. In addition, the Fund elected to treat post-October losses of approximately $19,957,000 incurred in the period November 1, 2002 through January 31, 2003 as having occurred in the current fiscal year. The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of July 31, 2003 were as follows:

                                                               NET
   TAX BASIS                                                UNREALIZED
 OF INVESTMENTS      APPRECIATION       DEPRECIATION       APPRECIATION
----------------   ----------------   ----------------   ----------------
  $556,805,185       $55,218,772        $25,281,504        $29,937,268

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

NOTE 6. CAPITAL
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first fiscal year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

CLASS A                                                           SHARES          AMOUNT
--------------------------------------------------------------  -----------    ------------
Six months ended July 31, 2003:
Shares sold                                                       1,140,986    $ 10,028,902
Shares reacquired                                                (2,406,465)    (20,417,691)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (1,265,479)    (10,388,789)
Shares issued upon conversion from Class B                          454,952       3,895,477
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                      (810,527)   $ (6,493,312)
                                                                -----------    ------------
                                                                -----------    ------------

14 Visit our website at www.jennisondryden.com

CLASS A                                                           SHARES          AMOUNT
--------------------------------------------------------------  -----------    ------------
Year ended January 31, 2003:
Shares sold                                                       3,384,999    $ 31,181,882
Shares reacquired                                                (6,394,169)    (58,526,093)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (3,009,170)    (27,344,211)
Shares issued upon conversion from Class B                          767,710       7,154,645
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                    (2,241,460)   $(20,189,566)
                                                                -----------    ------------
                                                                -----------    ------------
CLASS B
--------------------------------------------------------------
Six months ended July 31, 2003:
Shares sold                                                       1,034,584    $  8,540,563
Shares reacquired                                                (3,816,123)    (31,038,003)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (2,781,539)    (22,497,440)
Shares reacquired upon conversion into Class A                     (472,438)     (3,895,477)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                    (3,253,977)   $(26,392,917)
                                                                -----------    ------------
                                                                -----------    ------------
Year ended January 31, 2003:
Shares sold                                                       3,296,891    $ 30,063,435
Shares reacquired                                               (10,974,511)    (95,853,507)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     (7,677,620)    (65,790,072)
Shares reacquired upon conversion into Class A                     (792,584)     (7,154,645)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                    (8,470,204)   $(72,944,717)
                                                                -----------    ------------
                                                                -----------    ------------
CLASS C
--------------------------------------------------------------
Six months ended July 31, 2003:
Shares sold                                                         374,026    $  3,089,551
Shares reacquired                                                (1,074,101)     (8,771,579)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                      (700,075)   $ (5,682,028)
                                                                -----------    ------------
                                                                -----------    ------------
Year ended January 31, 2003:
Shares sold                                                       1,220,231    $ 11,053,913
Shares reacquired                                                (2,735,098)    (23,792,906)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                    (1,514,867)   $(12,738,993)
                                                                -----------    ------------
                                                                -----------    ------------
CLASS Z
--------------------------------------------------------------
Six months ended July 31, 2003:
Shares sold                                                         428,636    $  3,677,881
Shares reacquired                                                  (884,999)     (7,691,322)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                      (456,363)   $ (4,013,441)
                                                                -----------    ------------
                                                                -----------    ------------
Year ended January 31, 2003:
Shares sold                                                       1,311,040    $ 12,359,171
Shares reacquired                                                (2,039,447)    (18,885,991)
                                                                -----------    ------------
Net increase (decrease) in shares outstanding                      (728,407)   $ (6,526,820)
                                                                -----------    ------------
                                                                -----------    ------------

                                                    Jennison 20/20 Focus Fund 15

Financial Highlights
(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JULY 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                    $    8.05
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                                  (--)(g)
 Net realized and unrealized gain (loss) on investments and
    foreign currencies                                                        1.26
                                                                           -------
 Total from investment operations                                             1.26
                                                                           -------
 LESS DISTRIBUTIONS:
 Distributions from net realized gains                                          --
 Tax return of capital distribution                                             --
                                                                           -------
 Total distributions                                                            --
                                                                           -------
 Net asset value, end of period                                          $    9.31
                                                                           -------
                                                                           -------
 TOTAL RETURN(B):                                                            15.65%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 163,231
 Average net assets (000)                                                $ 151,864
 Ratios to average net assets:
    Expenses, including distribution fee and service (12b-1)
       fees(e)                                                                1.30%(c)
    Expenses, excluding distribution fee and service (12b-1)
       fees                                                                   1.05%(c)
    Net investment income (loss)                                              (.11)%(c)
 FOR CLASS A, B, C AND Z SHARES:
    Portfolio turnover(f)                                                       43%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f) Not annualized for periods of less than one full year.
(g) Less than $.005 per share.
See Notes to Financial Statements.

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

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                                                                     JULY 1, 1998(A)
                             YEAR ENDED JANUARY 31,                                      THROUGH
 -------------------------------------------------------------------------------       JANUARY 31,
     2003(D)              2002(D)                2001               2000(D)              1999(D)
 -----------------------------------------------------------------------------------
     $  10.54             $  12.06             $  13.18             $  11.49             $  10.00
      -------              -------              -------              -------              -------
         (.02)                 .02                 (.02)                (.01)                 .01
        (2.47)               (1.25)                 .24                 2.30                 1.51
      -------              -------              -------              -------              -------
        (2.49)               (1.23)                 .22                 2.29                 1.52
      -------              -------              -------              -------              -------
           --                 (.29)               (1.34)                (.60)                  --
           --                   --                   --                   --                 (.03)
      -------              -------              -------              -------              -------
           --                 (.29)               (1.34)                (.60)                (.03)
      -------              -------              -------              -------              -------
     $   8.05             $  10.54             $  12.06             $  13.18             $  11.49
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
       (23.62)%             (10.43)%               2.66%               20.07%               15.19%
     $147,783             $217,075             $254,767             $270,027             $159,777
     $179,093             $225,662             $265,240             $205,515             $131,335
         1.31%                1.27%                1.18%                1.20%                1.32%(c)
         1.06%                1.02%                 .93%                 .95%                1.07%(c)
         (.23)%                .15%                (.12)%               (.10)%                .13%(c)
           62%                 119%                 157%                 105%                  70%

                                              See Notes to Financial Statements.
                                                    Jennison 20/20 Focus Fund 17

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JULY 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                    $    7.77
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment loss                                                          (.04)
 Net realized and unrealized gain (loss) on investments and
    foreign currencies                                                        1.21
                                                                           -------
 Total from investment operations                                             1.17
                                                                           -------
 LESS DISTRIBUTIONS:
 Distributions from net realized gains                                          --
 Tax return of capital distribution                                             --
                                                                           -------
 Total distributions                                                            --
                                                                           -------
 Net asset value, end of period                                          $    8.94
                                                                           -------
                                                                           -------
 TOTAL RETURN(B):                                                            15.06%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 331,107
 Average net assets (000)                                                $ 317,115
 Ratios to average net assets:
    Expenses, including distribution fee and service (12b-1)
       fees                                                                   2.05%(c)
    Expenses, excluding distribution fee and service (12b-1)
       fees                                                                   1.05%(c)
    Net investment loss                                                       (.85)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Less than $.005 per share.
See Notes to Financial Statements.

18 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                                                                     JULY 1, 1998(A)
                             YEAR ENDED JANUARY 31,                                      THROUGH
 -------------------------------------------------------------------------------       JANUARY 31,
     2003(D)              2002(D)                2001               2000(D)              1999(D)
 -----------------------------------------------------------------------------------
     $  10.24             $  11.81             $  13.04             $  11.46             $  10.00
      -------              -------              -------              -------              -------
         (.09)                (.06)                (.11)                (.10)                (.04)
       (2.38)               (1.22)                  .22                 2.28                 1.50
      -------              -------              -------              -------              -------
       (2.47)               (1.28)                  .11                 2.18                 1.46
      -------              -------              -------              -------              -------
           --                 (.29)               (1.34)                (.60)                  --
           --                   --                   --                   --                   --(e)
      -------              -------              -------              -------              -------
           --                (.29)                (1.34)                (.60)                  --(e)
      -------              -------              -------              -------              -------
     $   7.77             $  10.24             $  11.81             $  13.04             $  11.46
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
       (24.12)%             (11.09)%               1.80%               19.16%               14.61%
     $312,898             $499,275             $631,268             $729,339             $443,798
     $401,217             $537,746             $677,578             $581,150             $334,157
         2.06%                2.02%                1.93%                1.95%                2.07%(c)
         1.06%                1.02%                 .93%                 .95%                1.07%(c)
         (.98)%               (.60)%               (.87)%               (.85)%               (.62)%(c)

                                              See Notes to Financial Statements.
                                                    Jennison 20/20 Focus Fund 19

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JULY 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                     $  7.77
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment loss                                                         (.04)
 Net realized and unrealized gain (loss) on investments and
    foreign currencies                                                       1.21
                                                                           ------
 Total from investment operations                                            1.17
                                                                           ------
 LESS DISTRIBUTIONS:
 Distributions from net realized gains                                         --
 Tax return of capital distribution                                            --
                                                                           ------
 Total distributions                                                           --
                                                                           ------
 Net asset value, end of period                                           $  8.94
                                                                           ------
                                                                           ------
 TOTAL RETURN(B):                                                           15.06%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $67,959
 Average net assets (000)                                                 $65,183
 Ratios to average net assets:
    Expenses, including distribution fee and service (12b-1)
       fees                                                                  2.05%(c)
    Expenses, excluding distribution fee and service (12b-1)
       fees                                                                  1.05%(c)
    Net investment loss                                                      (.85)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Less than $.005 per share.
See Notes to Financial Statements.

20 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                                                                     JULY 1, 1998(A)
                             YEAR ENDED JANUARY 31,                                      THROUGH
 -------------------------------------------------------------------------------       JANUARY 31,
     2003(D)              2002(D)                2001               2000(D)              1999(D)
 -----------------------------------------------------------------------------------
     $  10.24             $  11.81             $  13.04             $  11.46             $  10.00
       ------              -------              -------              -------               ------
         (.09)                (.06)                (.11)                (.10)                (.03)
        (2.38)               (1.22)                 .22                 2.28                 1.49
       ------              -------              -------              -------               ------
        (2.47)               (1.28)                 .11                 2.18                 1.46
       ------              -------              -------              -------               ------
           --                 (.29)               (1.34)                (.60)                  --
           --                   --                   --                   --                   --(e)
       ------              -------              -------              -------               ------
           --                 (.29)               (1.34)                (.60)                  --(e)
       ------              -------              -------              -------               ------
     $   7.77             $  10.24             $  11.81             $  13.04             $  11.46
       ------              -------              -------              -------               ------
       ------              -------              -------              -------               ------
       (24.12)%             (11.09)%               1.80%               19.16%               14.61%
     $ 64,473             $100,519             $123,533             $145,733             $ 81,100
     $ 82,289             $106,235             $137,168             $111,039             $ 64,848
         2.06%                2.02%                1.93%                1.95%                2.07%(c)
         1.06%                1.02%                 .93%                 .95%                1.07%(c)
         (.98)%               (.60)%               (.87)%               (.84)%               (.62)%(c)

                                              See Notes to Financial Statements.
                                                    Jennison 20/20 Focus Fund 21

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JULY 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                     $  8.13
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .01
 Net realized and unrealized gain (loss) on investments and
    foreign currencies                                                       1.27
                                                                           ------
 Total from investment operations                                            1.28
                                                                           ------
 LESS DISTRIBUTIONS:
 Distributions from net realized gains                                         --
 Tax return of capital distribution                                            --
                                                                           ------
 Total distributions                                                           --
                                                                           ------
 Net asset value, end of period                                           $  9.41
                                                                           ------
                                                                           ------
 TOTAL RETURN(B):                                                           15.74%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $27,218
 Average net assets (000)                                                 $27,183
 Ratios to average net assets:
    Expenses, including distribution fee and service (12b-1)
       fees                                                                  1.05%(c)
    Expenses, excluding distribution fee and service (12b-1)
       fees                                                                  1.05%(c)
    Net investment income                                                     .15%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculations are based on average shares outstanding during the period.
(e) Less than $.005 per share.
See Notes to Financial Statements.

22 Visit our website at www.jennisondryden.com

                                               CLASS Z
 ----------------------------------------------------------------------------------------------------
                                                                                     JULY 1, 1998(A)
                             YEAR ENDED JANUARY 31,                                      THROUGH
 -------------------------------------------------------------------------------       JANUARY 31,
     2003(D)              2002(D)                2001               2000(D)              1999(D)
 -----------------------------------------------------------------------------------
     $  10.62             $  12.11             $  13.20             $  11.49             $  10.00
       ------               ------               ------               ------               ------
           --(e)               .04                  .02                  .02                  .02
        (2.49)               (1.24)                 .23                 2.29                 1.51
       ------               ------               ------               ------               ------
        (2.49)               (1.20)                 .25                 2.31                 1.53
       ------               ------               ------               ------               ------
           --                 (.29)               (1.34)                (.60)                  --
           --                   --                   --                   --                 (.04)
       ------               ------               ------               ------               ------
           --                 (.29)               (1.34)                (.60)                (.04)
       ------               ------               ------               ------               ------
     $   8.13             $  10.62             $  12.11             $  13.20             $  11.49
       ------               ------               ------               ------               ------
       ------               ------               ------               ------               ------
       (23.45)%             (10.21)%               2.98%               20.25%               15.32%
     $ 27,238             $ 43,290             $ 48,638             $ 68,352             $ 22,882
     $ 35,371             $ 42,718             $ 61,451             $ 45,183             $ 12,905
         1.06%                1.02%                 .93%                 .95%                1.07%(c)
         1.06%                1.02%                 .93%                 .95%                1.07%(c)
          .02%                 .40%                 .13%                 .16%                 .38%(c)

                                              See Notes to Financial Statements.
                                                    Jennison 20/20 Focus Fund 23

Supplemental Proxy Information (Unaudited)

Meetings of the Fund's shareholders were held on July 17, 2003 and August 21, 2003. The meetings were held for the following purposes:

(1) To approve the election of ten (10) trustees to the Board of Trustees, as follows:

   - David E.A. Carson
   - Robert E. La Blanc
   - Robert F. Gunia
   - Douglas H. McCorkindale
   - Stephen P. Munn
   - Richard A. Redeker
   - Judy A. Rice
   - Robin B. Smith
   - Stephen Stoneburn
   - Clay T. Whitehead

(2) To approve amendments to the Charter.

The results of the proxy solicitation on the preceding matters were:

                                              VOTES           VOTES         VOTES
                     MATTER                    FOR           AGAINST       WITHHELD     ABSTENTIONS
            -------------------------     -------------     ----------     --------     -----------
(1)D        David E.A. Carson                48,195,937             --      662,832              --
            Robert E. La Blanc               48,202,640             --      656,129              --
            Robert F. Gunia                  48,227,536             --      631,233              --
            Douglas H. McCorkindale          48,224,588             --      634,181              --
            Stephen P. Munn                  48,224,688             --      634,081              --
            Richard A. Redeker               48,230,758             --      628,011              --
            Judy A. Rice                     48,227,527             --      631,242              --
            Robin B. Smith                   48,216,600             --      642,169              --
            Stephen Stoneburn                48,219,317             --      639,452              --
            Clay T. Whitehead                48,222,763             --      636,006              --
(2)*        Charter Amendments               17,262,619        868,951           --         676,904

------------------------------
DApproved at the July 17, 2003 meeting.
*Approved at the August 21, 2003 meeting.

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

MAIL                          TELEPHONE               WEBSITE

Gateway Center Three          (800) 225-1852          www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077

TRUSTEES
David E.A. Carson - Robert F. Gunia - Robert E. La
Blanc - Douglas H. McCorkindale - Stephen P. Munn -
Richard A. Redeker - Judy A. Rice - Robin B. Smith -
Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer - Marguerite
E.H. Morrison, Chief Legal Officer and Assistant
Secretary - Maryanne Ryan, Anti-Money Laundering
Compliance Officer

MANAGER               Prudential Investments LLC         Gateway Center Three
                                                         100 Mulberry Street
                                                         Newark, NJ 07102-4077

INVESTMENT ADVISER    Jennison Associates LLC            466 Lexington Avenue
                                                         New York, NY 10017

DISTRIBUTOR           Prudential Investment              Gateway Center Three
                      Management Services LLC            14th Floor
                                                         100 Mulberry Street
                                                         Newark, NJ 07102-4077

CUSTODIAN             State Street Bank                  One Heritage Drive
                      and Trust Company                  North Quincy, MA 02171

TRANSFER AGENT        Prudential Mutual Fund             PO Box 8098
                      Services LLC                       Philadelphia, PA 19101

INDEPENDENT AUDITORS  PricewaterhouseCoopers LLP         1177 Avenue of the Americas
                                                         New York, NY 10036

LEGAL COUNSEL         Sullivan & Cromwell LLP            125 Broad Street
                                                         New York, NY 10004-2498

Jennison 20/20 Focus Fund

Share Class    A            B            C            Z
Nasdaq         PTWAX        PTWBX        PTWCX        PTWZX
CUSIP          476295100    476295209    476295308    476295407

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of July 31, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:

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
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL  MAY LOSE VALUE   ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
GOVERNMENT AGENCY                                            ANY BANK AFFILIATE

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JennisonDrydenMutualFunds (LOGO)


Jennison 20/20 Focus Fund

Share Class    A            B            C              Z
Nasdaq         PTWAX        PTWBX        PTWCX          PTWZX
CUSIP          476295100    476295209    476295308      476295407

MF183E2   IFS-A083793

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Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert --

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for
          Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

       (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

       (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

       (a) Code of Ethics -- Not required in this filing

       (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

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                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jennison 20/20 Focus Fund

By  Marguerite E.H. Morrison
    --------------------------------------------
    Marguerite E.H. Morrison
    Assistant Secretary

Date September 26, 2003

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  Judy A. Rice
    -------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date September 26, 2003


By  Grace C. Torres
    ------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date September 26, 2003